DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

An individual flexible payment variable annuity

Issued by

Delaware Life Insurance Company

Supplement dated May 1, 2023

to the Prospectus dated May 1, 2023 and

the Initial Summary Prospectus dated

May 1, 2023

This Rate Sheet Prospectus Supplement (the “Supplement” or “Rate Sheet Supplement”) provides certain information contained in the Delaware Life Accelerator Prime® Variable Annuity Prospectus dated May 1, 2023, as Supplemented (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.

This Supplement replaces and supersedes any previously issued Rate Sheet Supplement(s) and must be accompanied by the Prospectus. This Supplement should be read and retained with the Prospectus.

We are issuing this Supplement to provide: (1) For the GLWBs, the current Lifetime Withdrawal Percentages (the “LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths, Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB and Flex Income Control GLWB only) and the Termination Lockout Period; (2) For the GMAB, the current Terms, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB; (3) For the GMPB, the current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB Fee, if you elect a GMPB; and (4) For the HAV and ROP Death Benefits, the current HAV Fee Rate and ROP Fee Rate.

These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a Step-Up as described in the Step-Up Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB or the Flex Income Control GLWB, after the GLWB Fee Rate Lock Period.) At the time of a Step-Up or GLWB Fee increase after GLWB Fee Rate Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).

If you would like another copy of the current Prospectus, including any historical rates and fees, you may obtain one by visiting http://connect.rightprospectus.com/DelawareLife/TAHD/246115208 or by calling us at (800) 374-3714. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No. 333-238865.

The GLWB, GMPB, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between May 1, 2023 and July 9, 2023.

LW%

The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.

LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.60%	3.00%
60-64	4.00%	3.40%
65-69	5.20%	4.60%
70-74	5.40%	4.80%
75-79	5.60%	5.00%
80-84	5.80%	5.20%
85+	5.80%	5.20%

LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	4.00%	3.40%
60-64	4.80%	4.20%
65-69	6.00%	5.40%
70-74	6.20%	5.60%
75-79	6.40%	5.80%
80-84	6.60%	6.00%
85+	6.60%	6.00%

*	If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint GLWB Covered Person.”

LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)

The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e. B-A

Where:

	A	=	The Adjustment Base Rate

	B	=	The Adjustment Election Rate

To determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages effective on the Issue Date.

B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%

BR%

On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. The Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control GLWB is 7.25%.

BONUS PERIOD LENGTHS

We currently offer a ten-year Bonus Period.

ELECTION LOCKOUT PERIOD

If you elect and activate the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot elect either GLWB for a period of one year from the Issue Date.

GLWB FEE

The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the annual GLWB Fee Rate (divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate is currently 1.35% (0.3375% quarterly) for all GLWB riders. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a Step-Up, or after the GLWB Fee Rate Lock Period.

GLWB FEE RATE LOCK PERIOD

If you elect and activate the Flex Income Boost GLWB or Flex Income Control GLWB, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.

GMPB TERMS

We currently offer a ten-year Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7 GMPB.

GMPB BUFFER FACTOR

The current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7 GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.

GMPB CANCELLATION THRESHOLDS

The current GMPB Cancellation Thresholds are:

	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%

GMPB FEE

The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee Rate is currently 0.55% (0.1375% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.

The annual GMPB Fee Rate will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375% quarterly) for the successive Term.

GMPB PURCHASE PAYMENT WINDOW

The current GMPB Purchase Payment Window is 90 days from the Issue Date.

GMAB TERMS

We currently offer a ten-year Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.

GMAB FACTORS

The GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.

GMAB Subsequent Purchase Payment Adjustment Factors

The current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:

Armor Ten GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%

Armor Seven GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%

GMAB FEE

The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB Fee Rate is currently 0.80% (0.20% quarterly) for the Armor Seven GMAB and the Armor Ten GMAB.

The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375% quarterly) for successive Terms.

HAV FEE

The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is 0.30% (0.075% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently 2.00% (0.50% quarterly)

ROP FEE

The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is 0.10% (0.025% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently 2.00% (0.50% quarterly)

TERMINATION LOCKOUT PERIOD

You may not terminate your GLWB for a five-year period from the Issue Date or the Election Date.

If you have any questions regarding this Supplement, please call the Service Center toll-free at (800) 374-3714 or write to us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail - Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800) 883-9165.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus dated May 1, 2023.

Please read this Supplement carefully and retain it for future reference.

SUMMARY PROSPECTUS FOR NEW INVESTORS

DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

Issued By

DELAWARE LIFE INSURANCE COMPANY

May 1, 2023

The Delaware Life Accelerator Prime® Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company (the “Company,” “Delaware Life,” “us,” “our,” or “we”) offers the Contract to individuals and entities. The Contract may also be offered through personal retirement and deferred compensation plans.

This Summary Prospectus summarizes key features of the Contract. Before you invest, you should also review the Prospectus for the Contract, which contains more information about the Contract’s features, benefits, and risks. You can find the Prospectus and other information about the Contract online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling (800) 374-3714 or by sending an email request to agentsupport@delawarelife.com.

You may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review the Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

If you have any questions about your Contract, please contact us at our Service Address:

By mail - Delaware Life Insurance Company

P.O. Box 80428, Indianapolis, IN 46280

By express mail - Delaware Life Insurance Company

10555 Group 1001 Way, Zionsville, IN 46077

By facsimile - (800) 883-9165

By telephone - (800) 374-3714

www.delawarelife.com

We use a Rate Sheet Supplement to describe current values and fees for the optional benefits, which is attached to this Summary Prospectus.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

SPECIAL TERMS

The following terms as used in this Initial Summary Prospectus have the indicated meanings:

ACCUMULATION PHASE: the period before the Income Phase while the Contract is in force.

ANNUAL WITHDRAWAL AMOUNT (“AWA”): Under the GLWB, the maximum amount that you may withdraw in a Contract Year without reducing the Withdrawal Benefit Base. The AWA can change from Contract Year to Contract Year, based on changes in the Withdrawal Benefit Base and the Lifetime Withdrawal Percentage.

ANNUITANT: the natural person or persons with the right to receive annuity payments during the Income Phase and on whose life or lives annuity payments involving life contingencies are based.

ANNUITY INCOME DATE: The date that annuity payments begin. If no Annuity Income Date is selected, the first annuity payment will be the first day of the month following the Contract Anniversary subsequent to the youngest Annuitant’s 100th birthday.

ANNUITY PAYMENT OPTION: A payment option as described under “Fixed Annuity Payment Options” or subsequently made available by the Company.

BENEFICIARY: the person or entity named by you having the right to receive the death benefit.

BUSINESS DAY: Any day the New York Stock Exchange (NYSE) is open for trading and that is a day on which we process financial transactions and requests.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY (“we,” “us,” “our,” “Delaware Life”): Delaware Life Insurance Company.

CONTRACT ANNIVERSARY: the same date in each succeeding year that corresponds to the Issue Date. If your Contract is issued on February 29th, your Contract Anniversary will be March 1st of each subsequent year.

CONTRACT VALUE: the sum of the Variable Accumulation Value and the Fixed Accumulation Value.

CONTRACT YEAR: a period of 365 days (366 days if a leap year) first measured from the Issue Date.

DESIGNATED INVESTMENT OPTIONS: a subset of the Subaccounts to which you are allowed to allocate Purchase Payments and Contract Value if you elect an optional benefit except for the Income Boostsm GLWB.

FIXED ACCOUNT: a part of the Company’s general account, consisting of all the Company’s assets other than those allocated to the Company’s separate accounts.

FIXED ACCUMULATION VALUE: for a Valuation Period, the sum of amounts in any Guarantee Period and in the Fixed Account for the Dollar Cost Averaging program, including interest earned thereon.

FIXED ANNUITY: The only Annuity Payment Option offered by us for annuitization, which payments are fixed and do not vary as to dollar amount.

FUND: an open-end management investment company registered under the Investment Company Act of 1940 in which a Subaccount invests.

GLWB: Four optional living benefit riders, Delaware Life Income Boost SM (“Income Boost GLWB”), Delaware Life Income Control SM (“Income Control GLWB”), Flex Income Boost GLWB and Flex Income Control GLWB. GLWB generally is an abbreviation for “guaranteed living withdrawal benefit.”

GLWB COVERED PERSON (JOINT GLWB COVERED PERSON): Under a GLWB, the natural person whose age is used to determine the Lifetime Withdrawal Percentage for purposes of calculating the AWA on the Income Start Date and on any subsequent Step-Up Date. If joint-life coverage is elected, the GLWB Covered Person is the younger spouse as recognized under federal tax laws and the older spouse is the Joint GLWB Covered Person.

GMAB BASE: under the Guaranteed Minimum Accumulation Benefit, the amount used to calculate the benefit and its additional fee.

GMPB BASE: under a Guaranteed Market Protection Benefit, the amount used to calculate the benefit and its additional fee.

GOOD ORDER: a complete instruction received by the Company, including Company and legally required information.

GUARANTEE PERIOD: a Fixed Account investment option for which a guaranteed interest rate is credited for a specified period.

HAV VALUE: under the Highest Anniversary Value Death Benefit, the amount used to calculate the death benefit and its additional fee.

INCOME PHASE: the period during which annuity payments are made.

INCOME START DATE: Under the GLWB, the date we receive your election to activate your right to withdraw the AWA.

ISSUE DATE: the date we apply your initial Purchase Payment and issue your Contract.

LIFETIME WITHDRAWAL PERCENTAGE: A percentage, based on the GLWB Covered Person’s age on the Income Start Date and on any subsequent Step-Up Date, that is applied to the Withdrawal Benefit Base to determine the AWA. The current Lifetime Withdrawal Percentages will not change throughout the life of the Contract from the Lifetime Withdrawal Percentages disclosed in the Rate Sheet Supplement. The Lifetime Withdrawal Percentage is also known as the Lifetime Withdrawal Benefit.

MARKET VALUE ADJUSTMENT: Amounts withdrawn, transferred or surrendered from a multi-year Guarantee Period may be subject to an adjustment known as a Market Value Adjustment (MVA). The MVA may result in upward or downward adjustments to these amounts, subject to a floor for downward adjustments. Currently, we do not offer any multi-year Guarantee Periods. Single-year Guarantee Periods are not subject to MVAs.

MAXIMUM ANNUITY INCOME DATE: the first day of the month following the Contract Date Anniversary subsequent to the youngest Annuitant’s 100th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law.

NON-QUALIFIED CONTRACT: a Contract that does not receive favorable federal income tax treatment under Section 401, 403, 408, 408A, or 457 of the Code.

OPEN DATE: the Business Day your application is received in Good Order by the Company.

OWNER: the person(s) or entity entitled to the ownership rights in the Contract.

PURCHASE PAYMENT: an amount paid to the Company as consideration for the Contract.

QUALIFIED CONTRACT: a Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Section 401, 403, 408, 408A, or 457 of the Code.

RATE SHEET SUPPLEMENT: A supplement to the Prospectus that details and modifies certain values and fees associated with the optional living benefit and death benefit riders. The current Rate Sheet Prospectus Supplement will be delivered with this Initial Summary Prospectus.

RMD AMOUNT: the required minimum distribution amount, if any, that must be distributed with respect to the Contract Value of a Qualified Contract for the current calendar year.

ROP VALUE: under the Return of Premium Death Benefit, the amount used to calculate the death benefit and its additional fee.

SERVICE ADDRESS: by mail, Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail, Delaware Life Insurance Company, 301 Pennsylvania Pkwy, Suite 100, Indianapolis, IN 46280; and by facsimile at (800) 883-9165; or such other address specified by written notice from us, to which all correspondence concerning your Contract should be sent.

STEP-UP: Under the GLWB, an increase that the Company applies to the Withdrawal Benefit Base.

STEP-UP DATE: Under the GLWB, the date when the Withdrawal Benefit Base is increased by a Step-Up.

SUBACCOUNT: one of the divisions of the Variable Account to which you may allocate Purchase Payments and Contract Value.

VALUATION PERIOD: the period of time beginning at the close of regular trading on the NYSE each Business Day and ending at the close of such trading on the next Business Day.

VARIABLE ACCOUNT: Delaware Life Variable Account F, which is a separate account of the Company consisting of Subaccounts.

VARIABLE ACCUMULATION VALUE: the sum of the values of the Variable Accumulation Units in the Subaccounts. A Variable Accumulation Unit is a unit of measure, for each Subaccount, used to calculate the Contract Value allocated to each Subaccount of the Variable Account during the Accumulation Phase.

WITHDRAWAL BENEFIT BASE: under a Guaranteed Lifetime Withdrawal Benefit, the amount used to calculate the benefit and its additional fee.

WITHDRAWAL CHARGE(S): the charge(s) applied in the event that you make a partial withdrawal from, or full surrender of, your Contract during the period when the Withdrawal Charge(s) applies.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in the Prospectus
Charges for Early Withdrawals	If you withdraw money from your Contract within seven years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8% (as a percentage of Purchase Payments withdrawn), declining to 0% over that time period. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.			Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges

Transaction Charges	In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.			Fee Table - Transaction Expenses Contract Charges

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.57%[2]	5.00%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	4.00%[4]

1. As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.

2. As a percentage of Fund net assets.

3. As a percentage of ROP Value for the Return of Premium death benefit rider.

4. As a percentage of Withdrawal Benefit Base plus the a percentage of the GMPB Base for GLWB/GMPB Combo rider, which is no longer the available for sale. This represents maximum fee for the rider.

Because your Contract is customizable, much the choices you make affect you will pay. To help you understand how the cost of owning your Contract, the following table shows the could lowest and highest cost you pay each year, based on current charges. that This estimate assumes you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $1,613.32	Highest Annual Cost: $6,978.01

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive Fund fees and expenses

•  No optional benefits

•  No sales charges

•  No additional Purchase Payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No sales charges

•  No additional Purchase Payments, transfers or withdrawals

RISKS		Location in the Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short- Term Investment

•  The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.

•  Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.

•  Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59 1⁄2.

Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).

•  Each investment option (including any Fixed Account investment option) will have its own unique risks.

•  You should review the investment options before making an investment decision.

Insurance Company Risks

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (800) 374-3714 or visiting https://www.delawarelife.com/our-company.

RESTRICTIONS
Investments

•  Certain investment options may not be available under your Contract.

•  You are allowed to make 12 transfers between investment options per Contract Year. We reserve the right to charge $25 per transfer on all transfers. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.

•  Amounts withdrawn or transferred from the Fixed Account prior to the end of a multi-year Guarantee Period are subject to a Market Value Adjustment, which may result in either a positive or negative adjustment. Negative adjustments are subject to a floor.

•  We reserve the right to remove or substitute Funds as investment options.

Variable Account Options: The Funds

The Fixed Account

Transfers Among the Subaccounts and the Fixed Account

Appendix A: Funds Available Under the Contract

Appendix B: List of Designated Investment Options and Other Investment Restrictions

RESTRICTIONS		Location in the Prospectus
Optional Benefits

•  There are additional restrictions under the Contract’s optional benefits, including restrictions that limit the investment options that you may select under the Contract. We may change these restrictions in the future.

•  Failure to satisfy applicable investment restrictions may result in the termination of an optional benefit.

•  Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.

Benefits Available Under the Contract Optional Living Benefits Designated Investment Options Death Benefit Appendix B: List of Designated Investment Options and Other Investment Restrictions
TAXES
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•   There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).

•   Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59 1⁄2.

Tax Provisions
CONFLICTS OF INTEREST
Investment Professional Compensation	Your investment professional may receive compensation for selling the Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.	Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

OVERVIEW OF THE CONTRACT

Purpose of the Contract

The Delaware Life Accelerator Prime® Variable Annuity Contract provides a number of important benefits for your retirement planning. Under the Contract, you can accumulate assets on a tax-deferred basis by allocating money to the Contract’s investment options, and you can later convert your accumulated assets into a stream of income payments from us.

The Contract includes a death benefit that helps financially protect your beneficiaries, and may also provide living benefits that help you achieve your financial goals. This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for short-term investing or speculation.

Persons wishing to employ such strategies should not purchase a Contract. This Contract is not appropriate for you if you intend to make early or frequent withdrawals due to your liquidity needs, or if you intend to frequently trade the Contract’s Fund options.

Phases of the Contract

The Contract has two phases: (1) an Accumulation Phase (for savings) and (2) an Income Phase (for income).

•	Accumulation Phase. During the Accumulation Phase, you may generally make Purchase Payments under the Contract and allocate them to one or more of the Contract’s investment options, including:

•

The Fund options (also referred to as Variable Account options or Subaccounts), which have different underlying mutual funds with different investment objectives, strategies, and risks. When you choose to invest in the Fund options, you assume investment risk.

Additional information about each Fund is provided in an appendix to this Initial Summary Prospectus. See APPENDIXA: FUNDS AVAILABLE UNDER THE CONTRACT.

•	The Fixed Account options, if available, guarantee principal and interest for Guarantee Periods of one or more years. We are currently offering only one-year Guarantee Periods.

•

Income Phase. During the Income Phase, we make annuity payments to you, or someone else designated by you, based on the amount of assets annuitized. The dollar amount of the annuity payments are fixed (we do not offer variable payment options). We make the payments for life or for another period that you choose. Subject to the Maximum Annuity Income Date, you choose when to begin your annuity payments. Once the Income Phase begins, you cannot change your payment option. During the Income Phase, you will be unable to take withdrawals of Contract Value. The death benefit from the Accumulation Phase terminates at annuitization, and no amounts will be payable upon death unless the payment option that you selected provides otherwise. Optional living benefits under the Contract generally terminate upon annuitization.

Contract Features

•

Access to Your Money. You can withdraw money from your Contract or surrender your Contract during the Accumulation Phase. If you take a withdrawal or surrender, you may be subject to a Withdrawal Charge and income taxes, including a 10% federal tax penalty if you are younger than age 59 1⁄2.

•

Tax Deferral. The Contract has tax deferral, so your earnings under the Contract are not subject to tax unless you take a withdrawal, we make an annuity payment to you, or the death benefit is paid. If you purchase your Contract through a tax-qualified plan or individual retirement account (IRA), your purchase should be made for reasons other than tax-deferral. Tax-qualified plans and IRAs already provide tax-deferral without the need to purchase an annuity contract.

•	Optional Living Benefits. The Contract has four types of optional living benefits that provide guaranteed lifetime income and/or protection against market risk:

•	Guaranteed lifetime withdrawal benefits (Income Boost GLWB and Income Control GLWB), both of which provide for annual lifetime withdrawal payments on a single life or joint life basis;

•	Guaranteed minimum accumulation benefit that provides for a minimum Contract Value at the end of a ten-year term (Armor 10 GMAB) or seven-year term (Armor 7 GMAB);

•	Guaranteed market protection benefit that provides limited protection from market loss at the end of a ten-year term (Armor Flex 10 GMPB) or seven-year term (Armor Flex 7 GMPB);

•

GLWB/GMPB combination benefits that combine the Contract’s GLWB and GMPB benefits: (i) the Income Boost GLWB with Armor Flex 10 GMPB; (ii) the Income Boost GLWB with Armor Flex 7 GMPB; (iii) the Income Control GLWB with Armor Flex 10 GMPB; or (iv) the Income Control GLWB with Armor Flex 7 GMPB.

If you elect an optional living benefit, you will pay an additional ongoing charge. You may elect only one optional living benefit, and your election must be made on or before the Issue Date of your Contract. You will be subject to investment restrictions if you elect an optional living benefit.

•

Death Benefit. If you die during the Accumulation Phase, the Beneficiary of your Contract will receive the Contract’s death benefit. The Contract includes at no additional cost a standard death benefit equal to Contract Value. If you elect one of the Contract’s optional death benefits for an additional ongoing charge (the Highest Anniversary Value Death Benefit or the Return of Premium Death Benefit), a greater amount may be payable upon death. You may elect only one optional death benefit, and your election must be made on or before the Issue Date of your Contract.

•	Additional Features and Services.

•

Automatic Transfer and Withdrawal Programs. At no additional charge, we offer two automatic transfer programs (Dollar Cost Averaging Program, Portfolio Rebalancing Program) and automatic withdrawal programs (Systematic Withdrawal Program).

•

Withdrawal Charge Waivers. At no additional charge, the Contract includes multiple Withdrawal Charge waivers, including an annual Free Withdrawal Amount (applicable to partial withdrawals but not a full surrender), a Nursing Home Withdrawal Charge Waiver, and a Terminal Illness Withdrawal Charge Waiver. The Withdrawal Charge waivers are subject to conditions and limitations. Withdrawals under these waivers may still be subject to taxes and tax penalties and may reduce Contract benefits.

•

E-Delivery. We offer an optional electronic delivery service for delivery of prospectuses, transaction confirmations, reports, and certain other communications in electronic format instead of receiving paper copies.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Dollar Cost Averaging Program	Allows you to allocate a Purchase Payment to the Fixed Account and automatically transfer a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to the Subaccounts each month during a designated period.	Standard	No charge	N/A

•  Available only during the Accumulation Phase.

•  Only 6-month and 12-month periods available.

•  $500 minimum allocation for a 6-month period.

•  $1,000 minimum allocation for a 12-month period.

•  Only monthly transfers available.

•  Program transfers do not count against transfer limitations under the Contract.

Portfolio Rebalancing Program	Allows you to automatically transfer Contract Value among the Subaccounts to maintain the percentage allocations you selected for the Subaccounts.	Standard	No charge	N/A	• Available only during the Accumulation Phase. • Only quarterly rebalancing available. • Program transfers do not count against transfer limitations under the Contract.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract Value at a designated frequency.	Standard	No charge	N/A

•  Available only during the Accumulation Phase.

•  Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.

•  Withdrawals may be subject to Withdrawal Charges and taxes, including tax penalties.

•  Withdrawals reduce Contract Value (and the standard death benefit, if applicable).

•  Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.

•  We reserve the right to impose a minimum Contract Value of $10,000 for enrollment.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Nursing Home Withdrawal Charge Waiver	Allows you to withdraw Contract Value without a Withdrawal Charge if you are confined to a nursing home.	Standard	No charge	N/A

•  Not available in all states.

•  Not available until the first Contract Anniversary.

•  Must be confined to an eligible nursing home.

•  Must be confined for 90 continuous days.

•  Requires proof of eligibility.

•  State variations may apply.

Terminal Illness Rider	Allows you to withdraw Contract Value without a Withdrawal Charge if you develop a terminal illness.	Standard	No charge	N/A	• Not available in all states. • Not available until the first Contract Anniversary. • Must have a diagnosed terminal illness. • Requires proof of eligibility. • State variations may apply.
Standard Death Benefit	Pays a death benefit equal to the Contract Value.	Standard	No charge	N/A	• Withdrawals will reduce the benefit. • Annuitizing the Contract terminates the benefit.

Highest Anniversary Value (HAV) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the HAV Value.	Optional	2.00% of HAV Value	See Rate Sheet Supplement for Current Charges

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be younger than age 76 to elect.

•  Not available in California.

•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.

•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.

•  Fixed Accumulation Value not included in HAV Value.

•  Annuitizing the Contract terminates the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Return of Premium (ROP) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the ROP Value	Optional	2.00% of ROP Value	See Rate Sheet Supplement for Current Charges.

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be younger than age 81 to elect.

•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.

•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.

•  Fixed Accumulation Value not included in ROP Value.

•  Annuitizing the Contract terminates the benefit.

Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)

A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each Step-Up Date, if any, during the Bonus Period.

		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.

•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

•  Purchase Payments subject to additional limits.

•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.

•  All withdrawals reduce the potential for step-ups.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).

•  Bonus feature not available after the Income Start Date (step-up feature may be available until the Annuity Income Date).

•  Annuitizing the Contract may eliminate the benefit.

Flex Income Boost GLWB (formerly named the Flex Income Boost GLWB v1)

A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each Step-Up Date, if any, during the Bonus Period.

		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.

•  Attached to the Contract and elected on the Election Date.

•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.

•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.

•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

•  Purchase Payments subject to additional limits.

•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.

•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.

•  All withdrawals reduce the potential for step-ups.

•  A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations
• Bonus feature not available after the Income Start Date (step-up feature may be available until the Annuity Income Date). • Annuitizing the Contract may eliminate the benefit.

Income Control GLWB (formerly named the Flex Income Control GLWB v1)

A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.

		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.

•  Investment restrictions limit available investment options.

•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

•  Purchase Payments subject to additional limits.

•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.

•  Withdrawal Benefit Base subject to a maximum limit.

•  All withdrawals reduce the potential for step-ups.

•  A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).

•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.

•  Annuitizing the Contract may eliminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Flex Income Control GLWB (formerly named the Flex Income Control GLWB v1)	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements. This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.	Optional	2.50%	See Rate Sheet Supplement for Current Charges.

•  Attached to the Contract and elected on the Election Date.

•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.

•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.

•  Investment restrictions limit available investment options.

•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

•  Purchase Payments subject to additional limits.

•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.

•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.

•  All withdrawals reduce the potential for step-ups.

•  A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).

•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.

•  Annuitizing the Contract may eliminate the benefit

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).	Optional	1.50% of GMAB Base	See Rate Sheet Supplement for Current Charges

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be younger than age 81 to elect.

•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  See Rate Sheet Prospectus Supplement for current GMAB Factors.

•  No guaranteed benefit until end of term.

•  If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.

•  Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.

•  Electing a successive term may increase your charge.

•  Cannot be terminated by you without surrendering or annuitizing the Contract.

Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)	Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.	Optional	1.50% of GMPB Base	See Rate Sheet Supplement for Current Charges.

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be younger than age 81 to elect.

•  Investment restrictions limit available investment options.

•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.

•  You bear the risk for all market losses that exceed the buffer’s downside protection.

•  No guaranteed benefit until end of term.

•  If Contract Value is equal to or greater than GMPB Base at end of term, no benefit is provided.

•  Purchase Payments after GMPB Purchase Payment Window will not increase the benefit.

•  Currently only one successive term may be elected.

•  Electing a successive term may increase charge.

•  You may not be able to terminate without surrendering or annuitizing the Contract. See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.

Prior Version of Income Boost GLWB (no longer available for sale)

A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual step-up (based on quarter-end Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB permits multiple ten-year bonus periods.

		Optional (May not be added)	2.50% of Withdrawal Benefit Base	N/A

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.

•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  Purchase Payments subject to additional limits.

•  All withdrawals reduce the potential for step-ups.

•  A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).

•  Bonus feature not available after the Income Start Date (step-up feature may be available until the Annuity Income Date).

•  Annuitizing the Contract may eliminate the benefit.

Prior Version of Income Control GLWB (no longer available for sale)

A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual step-up (based on annual Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single ten-year bonus period.

		Optional (May not be added)	1.95% of Withdrawal Benefit Base	N/A

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.

•  Investment restrictions limit available investment options.

•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

•  Purchase Payments subject to additional limits.

•  Withdrawal Benefit Base subject to a maximum limit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  All withdrawals reduce the potential for step-ups.

•  A step-up may increase your charge (no future step-ups are allowed if you refuse consent to a charge increase).

•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.

•  Annuitizing the Contract may eliminate the benefit.

GLWB and GMPB Combo: Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.

•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  GLWB benefit same as non-combination Income Boost GLWB except for certain conditions (e.g., different termination conditions).

•  GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).

•  You may not be able to terminate without surrendering or annuitizing the Contract.

•  Annuitizing the Contract may eliminate the benefit.

•  State variations may apply.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

GLWB and GMPB Combo: Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A

•  Cannot be elected after the Contract is issued.

•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.

•  Investment restrictions limit available investment options.

•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

•  GLWB benefit same as non-combination Income Control GLWB except for certain conditions (e.g., different termination conditions).

•  GMPB benefit same as non-combination Armor Flex 7 or Armor Flex 10, except for certain conditions (e.g., no successive terms, different termination conditions).

•  You may not be able to terminate without surrendering or annuitizing the Contract.

•  Annuitizing the Contract may eliminate the benefit.

•  State variations may apply.

BUYING THE CONTRACT

Applications for the Contract should be submitted through your financial professional to our Service Address. We reserve the right to reject any application. We “open” the Contract on the Business Day when we receive your application in Good Order at our Service Address. We refer to this date as the “Open Date.” We issue your Contract within two Business Days after we receive your initial Purchase Payment and your application is in Good Order. We refer to this date as the “Issue Date.”

Age Requirements

If you purchase a Contract and do not elect an optional benefit rider, all Owners and Annuitants must be younger than age 86 on the Open Date. Different and/or additional age requirements may apply if you elect an optional benefit rider. See Benefits Available Under the Contract.

Initial Purchase Payment

We will not issue the Contract unless we have received your initial Purchase Payment. The initial Purchase Payment must be at least $10,000 for a Non-Qualified Contract, or the maximum annual Individual Retirement Annuity contribution under the Code for a Qualified Contract. The maximum annual Individual Retirement Annuity contribution under the Code for 2021 for traditional IRAs and Roth IRAs cannot be more on a combined basis than $6,000 ($7,000 if you are age 50 or older).

If we receive an application not in Good Order and we do not receive the required information or documentation within five Business Days from our receipt of your initial Purchase Payment, we will either send back your initial Purchase Payment or request your permission to keep the initial Purchase Payment until we receive the required information or documentation. Then, when the application is in Good Order, we will apply your Purchase Payment within two Business Days.

Additional Purchase Payments

You are generally permitted to make additional Purchase Payments during the Accumulation Phase, subject to limitations. Each additional Purchase Payment must be at least $500. In addition, unless we have given our prior approval, we will not accept a Purchase Payment that would cause the total Purchase Payments to a Contract to exceed (1) $5 million, if you do not elect an optional benefit rider, and (2) $3 million if you elect an optional benefit rider. We will not accept a Purchase Payment after any Owner or Annuitant’s 93rd birthday.

We process additional Purchase Payments as of the Business Day that we receive them. We will consider all financial transactions, including Purchase Payments, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of a Business Day.

Allocating Your Purchase Payments

You may allocate your Purchase Payments among the Subaccounts offered as the Variable Account options and Guarantee Periods currently available and offered as the Fixed Account options. However, any allocation to a Guarantee Period must be at least $500. We reserve the right to change this minimum amount upon written notice to you.

During the Accumulation Phase, you may specify the percentage of each Purchase Payment to be allocated to each Subaccount or Guarantee Period, if available. These percentages are called your allocation instructions. You may change your allocation instructions for future Purchase Payments by sending a notice of the change in Good Order to the Service Address. We will use your new allocation instructions for current and future Purchase Payments until we receive another change notice in Good Order.

If you elect an optional living benefit rider, your Purchase Payment allocations may be subject to investment restrictions. See Appendix B: List of Designated Investment Options and Other Investment Restrictions.

MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT

During the Accumulation Phase (Before the Annuity Income Date)

•	Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw all (a full surrender) or any portion (a partial withdrawal) of your Contract Value. We process withdrawal requests as of the Business Day that we receive them. We will consider all financial transactions, including withdrawal requests, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after the close of a Business Day. A full surrender or partial withdrawal will normally be paid within seven calendar days after we receive your request in Good Order.

All withdrawals may be subject to a Withdrawal Charge, which may be significant. All withdrawals may have adverse state and federal income tax consequences, including a 10% penalty tax. A full surrender terminates your Contract and all of its benefits. Partial withdrawals reduce your Contract Value and could significantly reduce the value of your Contract’s benefits, including the standard death benefit, and could terminate an optional benefit.

During the Income Phase, you cannot take withdrawals from the Contract.

•	Full Surrender

If you withdraw the entire Contract Value, your request will result in a full surrender of the Contract. In that event, we calculate the amount we will pay you as follows:

•

first, we determine your Contract Value as the sum of any Fixed Accumulation Value and any Variable Accumulation Value based on the price next determined for each Subaccount at the end of the Valuation Period during which we receive your withdrawal request;

•	we then deduct the proportionate amount of the Annual Contract Fee, if applicable; and

•	we then calculate and deduct any applicable Withdrawal Charge.

In addition, any applicable taxes will be deducted from the amount you receive.

•	Partial Withdrawals

When you withdraw less than the entire Contract Value, your request will result in a partial withdrawal from the Contract. If there are charges associated with the partial withdrawal, you can ask to have the charges deducted either from:

•	the amount of your partial withdrawal request (thereby reducing the amount you are to receive); or

•	your Contract Value (thereby reducing your Contract Value by the amount of your partial withdrawal request plus any applicable charges).

If you make no specification, we will process your withdrawal request using the first option above. Under either option, any applicable taxes will be deducted from the amount you receive. You may specify how a withdrawal should be allocated among your investment options. If you do not so specify, we will deduct the total amount you request from all of your investment options on a pro-rata basis.

If you request a partial withdrawal that would result in your Contract Value being reduced to an amount less than the $2,000 minimum Contract Value, we reserve the right to treat it as a request for a full surrender of your Contract.

•	Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Contract Value before incurring the Withdrawal Charge.

During the first Contract Year, the Free Withdrawal Amount is equal to 10% multiplied by the total amount of Purchase Payments. In any Contract Year thereafter, the Free Withdrawal Amount is equal to the greater of:

(a)	the Free Withdrawal Percentage of 10%, multiplied by the Contract Value (computed as of the last Contract Anniversary prior to withdrawal); or

(b)	the RMD Amount, if any, for the current calendar year.

The Free Withdrawal Amount will be reduced by any prior withdrawals taken during the same Contract Year. Any portion of the Free Withdrawal Amount that is not used during a Contract Year will not be available for use in future Contract Years.

The Free Withdrawal Amount is applicable only to partial withdrawals. It is not applicable to a full surrender.

During the Income Phase (On and After the Annuity Income Date)

After the Annuity Income Date, you will receive annuity payments under the Annuity Payment Option you select, but generally you may not take any other withdrawals or surrender your Contract. Surrender and withdrawal rights after the Annuity Income Date, if any, depend on the Annuity Payout Option you select. The Annuity Payment Options are funded under a Fixed Annuity.

ADDITIONAL INFORMATION ABOUT FEES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the optional benefits you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)		None
Deferred Sales Load (or Withdrawal Charge) (as a percentage of Purchase Payments withdrawn)		8%[1]
Withdrawal Charge Schedule

Number of Completed Years since the Purchase Payment Has Been in Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
Exchange Fee (per transfer after 12th transfer in a Contract Year)[2]		$25 (Currently $0)

1.

A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES – Free Withdrawal Amount.”) After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.

2.	We reserve the right to charge a fee for transfers to and from Guarantee Periods into or out of other Guarantee Periods within a thirty-day period.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses[1]		$30
Base Contract Expenses (as a percentage of average Variable Accumulation Value)		1.20%
Optional Benefit Expenses[2]	Maximum Charge	Current Charge
Optional Death Benefits

Highest Anniversary Value (HAV) Death Benefit (as a percentage of the HAV Value2)	0.40% annually (0.10% quarterly)	0.40% annually (0.10% quarterly)

Return of Premium (ROP) Death Benefit (as a percentage of the ROP Value2)	0.20% annually (0.05% quarterly)	0.20% annually (0.05% quarterly)
Optional Benefit Expenses[3]	Maximum Charge	Current Charge
Optional Living Benefits

Guaranteed Lifetime Withdrawal Benefits

Income Boost GLWB (as a percentage of the Withdrawal Benefit Base2)	2.50% annually (0.625% quarterly)	See Rate Sheet Supplement for current rates.

Income Control GLWB (as a percentage of the Withdrawal Benefit Base2)	1.95% annually (0.4875% quarterly)	See Rate Sheet Supplement for current rates.
Guaranteed Minimum Accumulation Benefits

Armor 10 GMAB (as a percentage of the GMAB Base2)	1.50% annually[2] (0.375% quarterly)	See Rate Sheet Supplement for current rates.

Armor 7 GMAB (as a percentage of the GMAB Base2)	1.50% annually[2] (0.375% quarterly)	See Rate Sheet Supplement for current rates.
Guaranteed Market Protection Benefits

Armor Flex 10 GMPB (as a percentage of the GMPB Base2)	1.50% annually (0.375% quarterly)	See Rate Sheet Supplement for current rates.

Armor Flex 7 GMPB (as a percentage of the GMPB Base2)	1.50% annually (0.375% quarterly)	See Rate Sheet Supplement for current rates.
GLWB / GMPB Combo Benefits[3]

Income Boost GLWB (as a percentage of the Withdrawal Benefit Base2)	2.50% annually (0.625% quarterly)	See Rate Sheet Supplement for current rates.

Income Control GLWB (as a percentage of the Withdrawal Benefit Base2)	2.50% annually (0.625% quarterly)	See Rate Sheet Supplement for current rates.

Armor Flex 10 GMPB (as a percentage of the GMPB Base2)	1.50% annually (0.375% quarterly)	See Rate Sheet Supplement for current rates.

Optional Benefit Expenses[3]	Maximum Charge	Current Charge

Armor Flex 7 GMPB (as a percentage of the GMPB Base2)	1.50% annually (0.375% quarterly)	See Rate Sheet Supplement for current rates.

1.

May also be referred to as the “Annual Contract Fee” in the prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract.

2.

The HAV Value, ROP Value, Withdrawal Benefit Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment in the Subaccounts and is thereafter subject to possible positive and negative adjustments. The GMAB Base is equal to Purchase Payments in the Subaccounts received during the first 90 days of the initial term multiplied by the applicable GMAB factor and is thereafter subject to possible positive and negative adjustments.

3.	The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two additional charges, one for the selected GLWB and one for the selected GMPB.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in Appendix A: Funds Available Under The Contract.

Annual Fund Expenses

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.57%	5.00%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$17,220	$33,558	$50,441	$89,708

(2)	If you annuitize your Contract at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$9677	$28,605	$46,920	$89,708

APPENDIX A:

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio[2] Class B	AllianceBernstein, L.P.	0.97%	[1]	-19.17%	2.06%	5.37%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.05%		-15.82%	3.62%	9.06%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%		-28.69%	11.26%	14.79%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.84%		-4.42%	7.82%	11.09%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%	[1]	-39.26%	6.51%	10.56%
Allocation - Moderate	American Funds Insurance Series® American Funds Global Balanced Fund Class 4	Capital Research and Management Company	1.00%	[1]	-14.73%	3.13%	5.12%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%		-13.66%	5.06%	7.87%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.91%	[1]	-24.92%	6.80%	9.92%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.84%		-30.11%	10.86%	13.38%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%		-16.70%	7.56%	11.28%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 4	Capital Research and Management Company	1.03%		-21.02%	-1.29%	3.67%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%	[1]	-22.25%	2.07%	4.02%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.06%	[1]	-37.81%	7.41%	11.35%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	[1]	-4.10%	7.11%	9.85%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	[1]	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class III	BlackRock Advisors, LLC	1.05%	[1]	-38.25%	7.24%	11.89%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadvisers: BlackRock International Limited, BlackRock (Singapore) Limited	0.79%	[1]	-14.28%	-0.17%	0.95%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.58%	[1]	-15.04%	4.52%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%		-12.64%	9.38%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%		-8.23%	9.29%	11.25%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.08%		-25.51%	4.95%	8.95%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	0.99%	[1]	-16.87%	5.24%	7.84%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%		-2.06%	7.84%	11.83%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%	[1]	-10.68%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.20%		-12.20%	4.06%	6.75%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%	[1]	-19.38%	N/A	N/A

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Adviser: Franklin Advisers, Inc. Subadvisers: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%	[1]	-16.19%	2.46%	5.44%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%		-5.59%	4.19%	5.40%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.95%		-14.33%	3.31%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%		-7.47%	3.05%	6.62%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%	[1]	-10.68%	9.92%	11.74%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%	[1]	-10.11%	5.37%	8.98%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.78%	[1]	-19.90%	7.25%	11.19%
Allocation - Cautious	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Conservative Balanced Fund Series II	Invesco Advisers, Inc.	0.92%	[1]	-17.02%	3.04%	4.99%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%	[1]	-14.68%	-0.04%	1.87%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.11%		-31.13%	8.36%	11.55%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.92%		-1.93%	5.97%	9.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.57%		-12.06%	8.51%	11.69%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II	Invesco Advisers, Inc.	1.05%	[1]	-20.31%	6.89%	10.49%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.86%		-16.62%	6.42%	8.16%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.96%		-16.15%	9.35%	13.10%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	[1]	-37.12%	10.28%	15.34%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.91%	[1]	-5.77%	4.49%	8.25%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio[2] Service Shares	Lazard Asset Management LLC	1.05%	[1]	-17.38%	0.52%	4.55%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.89%		-12.80%	1.01%	3.65%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.84%		-5.06%	0.92%	N/A
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.79%	[1]	-18.56%	5.14%	10.21%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%		-15.53%	2.69%	4.23%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.08%	[1]	-17.48%	9.26%	12.33%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.25%	[1]	-19.32%	8.16%	9.82%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.17%	[1]	-27.14%	3.23%	5.65%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	[1]	-7.44%	1.83%	3.54%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.07%		-18.50%	5.42%	7.93%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Service Class	Massachusetts Financial Services Company	0.99%	[1]	-31.80%	9.30%	12.77%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%	[1]	-16.69%	8.18%	11.15%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%	[1]	-28.79%	9.03%	12.25%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	[1]	-9.00%	7.32%	10.59%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.98%		-16.91%	4.27%	6.30%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%	[1]	-29.99%	7.53%	9.71%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-11.23%	7.92%	11.56%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-35.85%	8.00%	13.76%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%	[1]	-14.18%	-0.08%	1.13%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	[1]	-9.84%	4.91%	7.07%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio[3] Service Class	Massachusetts Financial Services Company	0.45%	[1]	1.17%	0.85%	0.46%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	[1]	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%	[1]	-6.14%	7.08%	10.77%
Fixed Income - US	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.90%	[1]	-14.58%	0.03%	1.76%
Equity - Global Large Cap	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.20%	[1]	-17.57%	7.64%	9.79%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.13%	[1]	-8.32%	3.94%	6.24%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.00%	[1]	-17.07%	1.80%	3.97%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%	[1]	-60.16%	3.99%	11.57%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.39%	[1]	8.66%	6.94%	-1.66%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.11%		-10.24%	0.22%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.77%		-14.39%	-0.28%	0.82%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%		-15.99%	5.82%	7.86%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%	[1]	-16.03%	3.14%	6.53%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%		-4.67%	11.38%	13.07%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.86%		-13.81%	-0.51%	1.16%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%		-3.13%	9.26%	11.76%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.00%		-17.28%	9.35%	12.34%
Equity - US Mid Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.07%	[1]	-34.03%	5.71%	9.53%
Equity - US Large Cap Growth	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%		-22.91%	10.48%	13.48%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T Rowe Price Associates, Inc.	1.00%	[1]	-38.66%	4.89%	11.40%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T Rowe Price Associates, Inc.	0.99%	[1]	-3.59%	6.77%	9.41%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T Rowe Price Associates, Inc.	1.19%	[1]	-12.69%	10.56%	15.35%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Investment Management Limited	1.47%	[1]	-22.00%	-1.77%	0.91%
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Aggressive Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.79%		-16.14%	4.56%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Balanced ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-11.41%	2.69%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS® Conservative ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.83%		-9.12%	2.25%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS® Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-14.95%	4.08%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS® Moderate Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-13.07%	3.64%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%		-17.28%	-0.80%	N/A

[1]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
[2]	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
[3]

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX B:

LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS

If you own any of the optional living benefit riders listed below, your Contract is subject to investment restrictions that limit the investment options that are available to you:

•	Income Boost GLWB

•	Income Control GLWB

•	Armor Seven / Armor Ten GMAB

•	Armor Flex 7 Armor Flex 10 GMPB

•	Combination Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB

•	Combination Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB

If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically.

Investment Restrictions - Income Boost GLWB

If you own the Income Boost GLWB, you may allocate your Purchase Payments and Contract Value to any Fund under the Contract (i.e., you are not limited to the Designated Investment Options). However, you may not invest in the Fixed Account other than through the DCA Program.

Investment Restrictions – Income Control GLWB, Armor Seven / Armor Ten GMAB, Armor Flex 7 /Armor Flex 10 GMPB, Combination Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB, and Combination Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB

If you own any of these optional living benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. Currently, the Designated Investment Options include the following Funds:

Cautious Allocation

Franklin Income VIP Fund

Invesco V.I. Conservative Balanced Fund

MFS® VIT II Global Tactical Allocation Portfolio

MFS® VIT III Conservative Allocation Portfolio

TOPS® Conservative ETF Portfolio

Moderate Allocation

AB Variable Products Series AB Balanced Wealth Strategy Portfolio

American Funds Insurance Series® Asset Allocation Fund

American Funds Insurance Series® Global Balanced Fund

BlackRock Global Allocation V.I. Fund

First Trust/Dow Jones Dividend & Income Allocation Portfolio

Invesco V.I. Equity and Income Fund

MFS® VIT III Moderate Allocation Portfolio

MFS® Total Return Series

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Putnam VT George Putnam Balanced Fund

Putnam VT Global Asset Allocation

BlackRock 60/40 Target Allocation ETF VI Fund

Columbia Variable Portfolio - Balanced Fund

Franklin Allocation VIP Fund

Janus Henderson VIT Balanced Portfolio

QS Variable Conservative Growth

TOPS® Balanced ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

The prospectus and statement of additional information (SAI), each dated May 1, 2023, include additional information. The prospectus and SAI are incorporated by reference into this Initial Summary Prospectus. You can request the prospectus and SAI, or other information at no cost, including any historical rates and fees, at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. You can also access the prospectus, SAI and other information about the Contract online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208.

Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No.: C000221210